RELATED PARTY TRANSACTIONS (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Related Party Transaction [Line Items]
Sales Of Goods and Services To Related Parties Amount	$ 914	$ 1,953	$ 949
Hollysys Machine [Member]
Related Party Transaction [Line Items]
Sales Of Goods and Services To Related Parties Amount	$ 41	$ 65	$ 66